Schedule of Components Of Deferred Tax Assets (Details) (Parenthetical) - 12 months ended Mar. 31, 2026	USD ($)	CNY (¥)
Income Tax Disclosure [Abstract]
Pre tax income	$ 30,691	¥ 217,967